Consolidated Balance Sheets - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Current assets
Cash	$ 16,518	$ 12,758
Short-term investments (note 6)	2,918	2,282
Accounts receivable (note 6)
Trade	51,517	47,273
Other	3,396	4,137
Income taxes and tax credits recoverable (note 20)	3,159	4,790
Inventories (note 7)	38,017	38,589
Prepaid expenses	6,510	5,291
Other assets (note 19)	3,083	2,279
Total current assets	125,118	117,399
Tax credits recoverable (note 20)	46,704	47,677
Property, plant and equipment (notes 8 and 22)	39,364	44,310
Intangible assets (notes 9 and 22)	21,654	29,866
Goodwill (notes 9 and 22)	38,648	39,892
Deferred income tax assets (note 20)	4,821	4,714
Other assets	1,293	686
Total assets	277,602	284,544
Current liabilities
Bank loan (note 10)	5,000	10,692
Accounts payable and accrued liabilities (note 11)	50,790	47,898
Provisions (note 11)	1,065	2,954
Income taxes payable	704	873
Deferred revenue (note 19)	24,422	16,556
Other liabilities	1,606	3,197
Current portion of long-term debt (note 12)	2,449	2,921
Total current liabilities	86,036	85,091
Provisions (note 11)	2,737	2,347
Deferred revenue (note 19)	9,056	6,947
Long-term debt (note 12)	3,293	5,907
Deferred income tax liabilities (note 20)	3,598	5,910
Other liabilities	318	421
Total liabilities	105,038	106,623
Commitments (note 13)
Shareholders' equity
Share capital (note 14)	92,706	91,937
Contributed surplus	19,196	18,428
Retained earnings	112,173	114,906
Accumulated other comprehensive loss (note 15)	(51,511)	(47,350)
Total shareholder' equity	172,564	177,921
Total liabilities and stockholders' equity	$ 277,602	$ 284,544